Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	SES AI CORPORATION
Amendment Flag	false
Entity Central Index Key	0001819142
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-39845
Entity Tax Identification Number	88-0641865
Entity Address, Address Line One	35 Cabot Road
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	339
Local Phone Number	298-8750
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	SES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false